Goodwill (Details Textual) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwll (Textual)
Impairment charge	$ 8,392	$ 8,392	$ 7,400
Storage and Computing [Member]
Goodwll (Textual)
Impairment charge	8,400	(7,805)
SaaS Revenues [Member]
Goodwll (Textual)
Impairment charge	$ 8,400	$ (587)